SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Building
Property and equipment, net
Estimated useful lives	30 years
Furniture and office equipment
Property and equipment, net
Estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years